Acquisitions	12 Months Ended
Jun. 30, 2025
Business Combination [Abstract]
Acquisitions
3.	Acquisitions
Acquisition of MGM
On the MGM Acquisition Date, the Company and its affiliates acquired 100% of the outstanding equity and assets of MGM in exchange for cash, equity in Forgent Parent I and a payable to the MGM Sellers. The acquisition resulted in an ownership change in MGM and is being accounted for as a business combination using the acquisition method of accounting. The aggregate purchase price was $424.7 million, consisting of $365.6 million in cash, $46.1 million in equity of Forgent Parent I and a $13.0 million payable to the MGM Sellers. The cash portion of the purchase price was funded by a capital contribution and proceeds from the Senior Debt. The fair value of the equity was determined using the value of other contributions received from other investors as of the MGM Acquisition Date, which was $36.0 million, and the fair value of the equity using an option pricing model, which was $10.1 million. The purchase price paid in the acquisition has been allocated to record the acquired assets and liabilities assumed at their fair values. When determining the fair value of the assets acquired and liabilities assumed, management made significant estimates, judgments and assumptions. Management estimated that consideration paid exceeded the fair value of the net assets acquired. Therefore, goodwill of $216.7 million was recorded. The goodwill recognized was primarily attributable to the product quality track record, workforce, available excess capacity and future cash flows of the acquired business. Approximately 87% of the goodwill is not deductible for tax purposes.
The estimated fair value allocated to property and equipment, identifiable intangible assets and goodwill was determined by management based on a combination of market, cost and income approaches with the assistance of an independent third-party valuation. The estimated useful lives of the customer relationship, trade names, backlog and noncompete agreements are 15 years, 15 years, 1 year and 5 years, respectively. The estimated weighted-average useful lives was 13.2 years for finite lived intangible assets. The following table includes the estimated fair value of the assets acquired and the liabilities assumed (in thousands):

MGM
Assets acquired:
Cash and cash equivalents	$8,422
Accounts receivable	40,163
Inventory	47,230
Prepaid and other current assets	8,212

Total current assets	104,027
Property and equipment	10,492
Operating lease right of use assets	2,702
Goodwill	216,733
Other Intangible assets:
Customer relationships	68,720
Trade names	49,640
Backlog	15,810
Noncompete agreements	3,110

Total assets acquired	471,234

Liabilities assumed:
Accounts payable	(4,019)
Accrued expenses	(13,922)
Deferred revenue	(2,205)
Operating lease liabilities, current portion	(419)

Total current liabilities	(20,565)
Deferred tax liability	(23,669)
Operating lease liabilities, less current portion	(2,283)

Total liabilities assumed	(46,517)

Net assets acquired	$424,717

The Company expensed acquisition related costs of $12.0 million related to the MGM Acquisition of which $2.2 million are included in transaction costs for the period from July 1, 2023 to October 31, 2023 (Predecessor) and $9.8 million are included in transaction costs for the period from Inception to June 30, 2024 (Successor).
Acquisition of PwrQ
Affiliates under common control acquired 100% of the outstanding equity of PwrQ on March 13, 2024 in exchange for cash, equity in Forgent Parent II and a payable to the seller. The aggregate purchase price was $103.0 million, consisting of $57.0 million in cash, $44.9 million in equity of Forgent Parent II and a $1.1 million payable to the seller. The cash portion of the purchase price was funded by capital contributions. The acquisition resulted in an ownership change and is being accounted for as a business combination using the acquisition method of accounting. The Company acquired PwrQ to expand its portfolio of electrical distribution products and services. The fair value of the equity determined using the value of other contributions received from other investors as of the acquisition date was $37.8 million and the fair value of the equity using an option pricing model was $7.1 million. The purchase price paid in the acquisition has been allocated to record the acquired assets and liabilities assumed at their fair value based upon their estimated fair value. When determining the fair value of the assets acquired and liabilities assumed, management made significant estimates, judgments and assumptions. Management estimated that consideration paid exceeded the fair value of the net assets acquired. Therefore, goodwill of $44.7 million was recorded. The goodwill recognized was primarily attributable to the product quality track record, workforce, available excess capacity and future cash flows of the acquired business. Approximately 50% of the goodwill is not deductible for tax purposes. The estimated fair value allocated to property and equipment, identifiable intangible assets and goodwill was determined by management based on a combination of market, cost and income approaches with the assistance of an independent third-party valuation. The estimated useful lives of the customer relationship, trade names, backlog and noncompete agreements are 12 years,
3-5
years, 1 year and 5 years, respectively. The estimated weighted-average useful lives was 9.8 years for finite lived intangible assets. The following table includes the estimated fair value of the assets acquired and the liabilities assumed (in thousands):

PwrQ
Assets acquired:
Cash and cash equivalents	$20,125
Accounts receivable	21,965
Inventory	8,551
Prepaid and other current assets	7,612

Total current assets	58,253
Property and equipment	933
Operating lease right of use assets	2,545
Goodwill	44,709
Other Intangible assets:
Customer relationships	27,700
Trade names	3,200
Backlog	2,700
Noncompete agreements	4,000

Total assets acquired	144,040

Liabilities assumed:
Accounts payable	(7,232)
Accrued expenses	(5,274)
Deferred revenue	(23,136)
Operating lease liabilities, current portion	(621)

Total current liabilities	(36,263)
Deferred tax liability	(2,884)
Operating lease liabilities, less current portion	(1,924)

Total liabilities assumed	(41,071)

Net assets acquired	$102,969

The Company expensed acquisition related costs of $6.7 million related to the acquisition for the period from Inception to June 30, 2024 (Successor), which are included in operating expenses as transaction costs. For the period from Inception to June 30, 2024, PwrQ net sales were $36.0 million and net loss was $1.9 million which are included in revenues and income (loss) before tax benefit (expense), respectively, on the consolidated statements of operations.

Acquisition of States
Affiliates under common control acquired 100% of the outstanding equity of States on May 31, 2024 in exchange for cash and equity in Forgent Parent III. The aggregate purchase price was $68.5 million, consisting of $37.0 million in cash and $31.5 million in equity of Forgent Parent III. The cash portion of the purchase price was funded by a capital contributions. The acquisition resulted in an ownership change and are being accounted for as a business combination using the acquisition method of accounting. The Company acquired States to expand its portfolio of electrical distribution products and services. The fair value of the equity was determined using the value of other contributions received from other investors as of the acquisition date. The purchase price paid in the acquisition has been allocated to record the acquired assets and liabilities assumed at their fair value based upon their estimated fair value. When determining the fair value of the assets acquired and liabilities assumed, management made significant estimates, judgments and assumptions. Management estimated that consideration paid exceeded the fair value of the net assets acquired. Therefore, goodwill of $25.1 million was recorded. The goodwill recognized was primarily attributable to the product quality track record, workforce, available excess capacity and future cash flows of the acquired business. The goodwill is no
t deductible for tax purposes. The estimated fair value allocated to property and equipment, identifiable intangible assets and goodwill was determined by management based on a combination of market, cost and income approaches with the assistance of an independent third-party valuation. The estimated useful lives of the customer relationship, trade names, backlog and noncompete agreements are 15 years, 15 years, 1.5 years and 5 years, respectively. The estimated weighted-average useful lives was 12.7 years for finite lived intangible assets. The following table includes the estimated fair value of the assets acquired and the liabilities assumed (in thousands):

States
Assets acquired:
Cash and cash equivalents	$179
Accounts receivable	2,266
Inventory	16,793
Prepaid and other current assets	150

Total current assets	19,388
Property and equipment	4,212
Operating lease right of use assets	2,464
Goodwill	25,053
Other Intangible assets:
Customer relationships	13,234
Trade names	21,156
Backlog	6,857
Noncompete agreements	346

Total assets acquired	92,710

Liabilities assumed:
Accounts payable	(3,176)
Accrued expenses	(1,174)
Deferred revenue	(17,569)
Operating lease liabilities, current portion	(327)

Total current liabilities	(22,246)
Operating lease liabilities, less current portion	(1,976)

Total liabilities assumed	(24,222)

Net assets acquired	$68,488

The Company expensed acquisition related costs of $3.5 million related to the acquisition for the period from Inception to June 30, 2024 (Successor), which are included in operating expenses as transaction costs. For the period from Inception to June 30, 2024, States net sales were $5.0 million and net loss was $2.4 million which are included in revenues and income (loss) before tax benefit (expense), respectively, on the consolidated statements of operations.
Acquisition of VanTran
On June 14, 2024, US MetalCo acquired 100% of the outstanding equity of VanTran in exchange for cash, equity in Forgent Parent I and a payable to the sellers. The acquisition resulted in an ownership change and is being accounted for as a business combination using the acquisition method of accounting. The aggregate purchase price was $432.7 million, consisting of $364.0 million in cash, $52.6 million in equity of the Forgent Parent I and a $16.1 million payable to sellers. The cash portion of the purchase price was funded by a capital contribution and proceeds from the Senior Debt. The Company acquired VanTran to expand its portfolio of electrical distribution products and services. The fair value of the equity determined using the value of other contributions received from other investors as of June 14, 2024 was $40.0 million and the fair value of the equity using an option pricing model was $12.6 million. The purchase price paid in the acquisition has been allocated to record the acquired assets and liabilities assumed at their fair value based upon their estimated fair value. When determining the fair value of the assets acquired and liabilities assumed, management made significant estimates, judgments and assumptions. Management estimated that consideration paid exceeded the fair value of the net assets acquired. Therefore, goodwill of $230.1 million was recorded. The goodwill recognized was primarily attributable to the product quality track record, workforce, available excess capacity and future cash flows of the acquired business and is not deductible for tax purposes.
The estimated fair value allocated to property and equipment, identifiable intangible assets and goodwill was determined by management based on a combination of market, cost and income approaches with the assistance of an independent third-party valuation. The estimated useful lives of the customer relationship, trade names, backlog and noncompete agreements are 15 years, 15 years, 2 years and 5 years, respectively. The estimated weighted-average useful lives was 12.1 years for finite lived intangible assets. The following table includes the estimated fair value of the assets acquired and the liabilities assumed (in thousands):

VanTran
Assets acquired:
Cash and cash equivalents	$53,079
Accounts receivable	12,272
Inventory	7,630
Prepaid and other current assets	2,751

Total current assets	75,732
Property and equipment	12,861
Operating lease right of use assets	2,855
Goodwill	230,134
Other Intangible assets:
Customer relationships	103,548
Trade names	51,583
Backlog	43,087
Noncompete agreements	1,398

Total assets acquired	521,198

VanTran
Liabilities assumed:
Accounts payable	(4,499)
Accrued expenses	(5,446)
Deferred revenue	(38,977)
Operating lease liabilities, current portion	(199)

Total current liabilities	(49,121)
Deferred tax liability	(36,707)
Operating lease liabilities, less current portion	(2,656)

Total liabilities assumed	(88,484)

Net assets acquired	$432,714

The Company expensed acquisition related costs of $5.1 million related to the VanTran acquisition which are included in transaction costs in the consolidated statements of operations for the period from Inception to June 30, 2024 (Successor).
For the period from Inception to June 30, 2024, VanTran net sales were $6.1 million which are included in revenues from the acquisition and $0.1 million included in income (loss) before tax benefit (expense) on the consolidated statements of operations.
Pro Forma Financial Information (unaudited)
The unaudited pro forma financial information below gives effect to the MGM, PwrQ, States and VanTran acquisitions as if they had been completed on July 1, 2023. The pro forma results of operations are presented for informational purposes only. As such, they are not necessarily indicative of the Company’s results had the acquisitions been completed on July 1, 2023, nor do they intend to represent the Company’s future results. The unaudited pro forma information does not reflect any cost savings from operating efficiencies or synergies that could result from the acquisitions and does not reflect additional revenue opportunities following the acquisitions. The supplemental pro forma disclosures in the table below include adjustments for (i) depreciation and amortization expense that would have been recognized related to the acquired property and equipment and intangibles, (ii) incremental interest expense associated with borrowings under our Senior Debt, (iii) the estimated income tax effect on the pro forma adjustments (in thousands):

Year Ended June 30, 2024
Revenues	$482,714
Net Loss	$(28,093)